As filed with the Securities and Exchange Commission on May 30, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  June 30, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedules of Investments.

Hood River Small-Cap Growth Fund
Schedule of Investments
March 31, 2018 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 1.0%
LCI Industries	33,191	$3,456,843

Diversified Consumer Services - 2.1%
Chegg, Inc. (a)	152,805	3,156,951
Grand Canyon Education, Inc. (a)	38,509	4,040,364
		7,197,315
Hotels, Restaurants & Leisure - 3.4%
Eldorado Resorts, Inc. (a)	234,384	7,734,672
Red Robin Gourmet Burgers, Inc. (a)(f)	60,390	3,502,620
		11,237,292
Leisure Products - 1.5%
Malibu Boats, Inc. (a)	84,900	2,819,529
MCBC Holdings, Inc. (a)	86,788	2,187,058
		5,006,587
Specialty Retail - 0.8%
The Children's Place, Inc.	20,037	2,710,004
TOTAL CONSUMER DISCRETIONARY (Cost $22,543,356)		29,608,041

CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 1.0%
United Natural Foods, Inc. (a)	75,508	3,242,314

Personal Products - 0.7%
USANA Health Sciences, Inc. (a)	28,236	2,425,472
TOTAL CONSUMER STAPLES (Cost $5,602,872)		5,667,786

ENERGY - 1.5%
Energy Equipment & Services - 1.5%
ION Geophysical Corp. (a)	69,358	1,879,602
Patterson-UTI Energy, Inc.	179,694	3,146,442
TOTAL ENERGY (Cost $6,031,807)		5,026,044

FINANCIALS - 4.7%
Banks - 2.3%
Webster Financial Corp.	76,187	4,220,760
Western Alliance Bancorp (a)	58,425	3,395,077
		7,615,837
Consumer Finance - 1.3%
FirstCash, Inc.	53,858	4,375,962

Insurance - 1.1%
Kinsale Capital Group, Inc.	72,515	3,722,195
TOTAL FINANCIALS (Cost $11,680,395)		15,713,994

HEALTH CARE - 25.7%
Biotechnology - 4.3%
Agios Pharmaceuticals, Inc. (a)	24,636	2,014,732
Ligand Pharmaceuticals, Inc. (a)	33,551	5,541,283
MacroGenics, Inc. (a)	119,512	3,006,922
Sage Therapeutics, Inc. (a)	17,119	2,757,358
Ultragenyx Pharmaceutical, Inc. (a)	23,314	1,188,781
		14,509,076
Health Care Equipment & Supplies - 0.7%
NuVasive, Inc. (a)	44,411	2,318,698

Health Care Providers & Services - 12.5%
AMN Healthcare Services, Inc. (a)	38,698	2,196,111
BioTelemetry, Inc. (a)	222,938	6,922,225
Diplomat Pharmacy, Inc. (a)	109,041	2,197,176
LHC Group, Inc. (a)	18,252	1,123,593
Magellan Health, Inc. (a)	93,574	10,021,775
Select Medical Holdings Corp. (a)	450,506	7,771,229
Tivity Health, Inc. (a)	228,404	9,056,219
WellCare Health Plans, Inc. (a)	13,500	2,614,005
		41,902,333
Health Care Technology - 4.3%
Tabula Rasa HealthCare, Inc. (a)	165,272	6,412,554
Teladoc, Inc. (a)(f)	156,951	6,325,125
Vocera Communications, Inc. (a)	79,878	1,870,743
		14,608,422
Life Sciences Tools & Services - 3.3%
Charles River Laboratories International, Inc. (a)	36,361	3,881,173
PRA Health Sciences, Inc. (a)	85,196	7,067,860
		10,949,033
Pharmaceuticals - 0.6%
Catalent, Inc. (a)	49,978	2,052,097
TOTAL HEALTH CARE (Cost $68,712,839)		86,339,659

INDUSTRIALS - 25.6%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (a)	45,801	1,800,437
Hexcel Corp.	52,068	3,363,072
		5,163,509
Air Freight & Logistics - 0.6%
Echo Global Logistics, Inc. (a)	74,250	2,049,300

Building Products - 1.6%
Patrick Industries, Inc. (a)	47,708	2,950,740
PGT Innovations, Inc. (a)	122,717	2,288,672
		5,239,412

Construction & Engineering - 3.6%
MasTec, Inc. (a)	186,752	8,786,682
Quanta Services, Inc. (a)	97,020	3,332,637
		12,119,319
Electrical Equipment - 0.8%
Energous Corp. (a)(f)	166,355	2,666,671

Machinery - 4.4%
AGCO Corp.	31,789	2,061,516
Chart Industries, Inc. (a)	65,124	3,844,270
Harsco Corp. (a)	334,389	6,905,133
Westport Fuel Systems, Inc. (a)(c)(f)	958,025	2,098,075
		14,908,994
Professional Services - 4.2%
Korn/Ferry International	81,865	4,223,415
On Assignment, Inc. (a)	83,596	6,844,841
TrueBlue, Inc. (a)	115,299	2,986,244
		14,054,500
Road & Rail - 5.4%
Knight-Swift Transportation Holdings, Inc.	202,312	9,308,375
Old Dominion Freight Line, Inc.	59,126	8,689,748
		17,998,123
Trading Companies & Distributors - 3.5%
Beacon Roofing Supply, Inc. (a)	64,678	3,432,461
DXP Enterprises, Inc. (a)	105,544	4,110,939
H&E Equipment Services, Inc.	45,608	1,755,452
Herc Holdings, Inc. (a)	38,937	2,528,958
		11,827,810
TOTAL INDUSTRIALS (Cost $68,569,835)		86,027,638

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 5.0%
Lumentum Holdings, Inc. (a)(f)	183,579	11,712,340
ViaSat, Inc. (a)(f)	75,627	4,970,207
		16,682,547
Electronic Equipment, Instruments & Components - 1.5%
Coherent, Inc. (a)	12,919	2,421,020
Electro Scientific Industries, Inc. (a)	129,708	2,507,256
		4,928,276
Internet Software & Services - 4.1%
CoStar Group, Inc. (a)	13,846	5,021,667
Limelight Networks, Inc. (a)	1,072,722	4,408,888
LogMeIn, Inc.	17,551	2,028,018
QuinStreet, Inc. (a)	178,921	2,284,821
		13,743,394
IT Services - 2.8%
Euronet Worldwide, Inc. (a)	78,097	6,163,415
WNS Holdings Ltd. - ADR (a)(c)	75,841	3,437,873
		9,601,288

Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro Devices, Inc. (a)	216,824	2,179,081
AXT, Inc. (a)	262,827	1,905,496
FormFactor, Inc. (a)	148,504	2,027,079
Integrated Device Technology, Inc. (a)	102,842	3,142,851
MagnaChip Semiconductor Corp. (a)(f)	388,911	3,733,546
Nanometrics, Inc. (a)	126,853	3,412,346
Ultra Clean Holdings, Inc. (a)	135,435	2,607,124
Xcerra Corp. (a)	42,860	499,319
		19,506,842
Software - 4.9%
Avaya Holdings Corp. (a)	106,133	2,377,379
Bottomline Technologies de, Inc. (a)	108,857	4,218,209
Digimarc Corp. (a)	104,887	2,512,044
Everbridge, Inc. (a)	88,964	3,256,082
Globant SA (a)(c)(f)	77,927	4,016,357
		16,380,071
TOTAL INFORMATION TECHNOLOGY (Cost $72,300,688)		80,842,418

MATERIALS - 3.4%
Chemicals - 2.3%
KMG Chemicals, Inc.	54,703	3,279,445
Trinseo SA (c)	60,799	4,502,166
		7,781,611
Construction Materials - 0.5%
U.S. Concrete, Inc. (a)(f)	28,776	1,738,070

Metals & Mining - 0.6%
Century Aluminum Co. (a)	120,474	1,992,640
TOTAL MATERIALS (Cost $11,483,115)		11,512,321

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.1%
Fusion Telecommunications International, Inc. (a)	112,539	363,501

Wireless Telecommunication Services - 2.0%
Boingo Wireless, Inc. (a)	261,637	6,480,748
TOTAL TELECOMMUNICATION SERVICES (Cost $4,847,484)		6,844,249
TOTAL COMMON STOCKS (Cost $271,772,391)		327,582,150

REITS - 0.5%
Tier REIT, Inc.	92,641	1,712,005
TOTAL REITS (Cost $1,665,325)		1,712,005

RIGHTS - 0.0%
Dyax Corp. - Contingent Value Rights (a)(d)(e)	26,407	0
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 1.2%
MONEY MARKET FUNDS - 1.2%
First American Treasury Obligations Fund - Class Z, 1.52% (b)	3,813,479	3,813,479
TOTAL SHORT-TERM INVESTMENTS (Cost $3,813,479)		3,813,479

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.8%
First American Government Obligations Fund, Class Z, 1.51% (b)	22,863,114	22,863,114
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES
LENDING (Cost 22,863,114)		22,863,114
TOTAL INVESTMENTS (Cost $300,114,309) - 106.1%		355,970,748
Liabilities in Excess of Other Assets - (6.1)%		(20,431,401)
TOTAL NET ASSETS - 100.0%		$335,539,347

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of March 31, 2018.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	Illiquid security; a security may be considered illiquid if it lacks a readily available market. As of
March 31, 2018, the total value of these securities was $0 or 0.0% of total net assets.
(e)	Security valued at fair value using methods determined in good faith by or at the discretion of members of the Valuation Committee. Value determined using significant unobservable inputs. As of March 31, 2018, the total value of fair valued securities was $0 or 0.0% of total net assets.
(f)	This security or a portion of this security was out on loan at March 31, 2018. As of March 31, 2018, the total value of loaned securities was $22,651,982 or 6.8% of net assets. The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River
Capital Management LLC.

Summary of Fair Value Measurements at March 31, 2018 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company's service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities – Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which is comprised of officers of the Trust as well as an interested trustee of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2018:

	Level 1	Level 2	Level 3		Total
Common Stocks
Consumer Discretionary	$29,608,041	$-	$-		$29,608,041
Consumer Staples	5,667,786	-	-		5,667,786
Energy	5,026,044	-	-		5,026,044
Financials	15,713,994	-	-		15,713,994
Health Care	86,339,659	-	-		86,339,659
Industrials	86,027,638	-	-		86,027,638
Information Technology	80,842,418	-	-		80,842,418
Materials	11,512,321	-	-		11,512,321
Telecommunication Services	6,844,249	-	-		6,844,249
Total Common Stocks	327,582,150	-	-		327,582,150
REITs	1,712,005	-	-		1,712,005
Rights	-	-	-	**	-
Short-Term Investments	3,813,479	-	-		3,813,479
Investments Purchased with Cash Proceeds from Securities Lending	22,863,114	-	-		22,863,114
Total Investments in Securities	$355,970,748	$-	$-		$355,970,748

**	Rights were issued in conjunction with a corporate action.

Refer to the Fund's Schedule of Investments for a detailed breakout of securities by industry classification. Transfers between levels are recognized at the end of the reporting period.
During the nine months ended March 31, 2018, the Fund recognized no transfers beween levels. There was one Level 3 security held in the Fund on March 31, 2018.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
in Securities,
at Value
Balance as of June 30, 2017	$ -
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Purchases	-
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2018	$ -

Change in unrealized appreciation/depreciation during the period for
Level 3 investments held at March 31, 2018	$ -

The Level 3 investments as of March 31, 2018 represented 0.0% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Secured Borrowings
The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Fund's securities lending agent.
U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.
The Fund may lend securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund's total assets taken at fair market value. The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.

As of March 31, 2018, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund's Schedule of Investments.

The following table presents the securities out on loan for the Funds, and the collateral delivered related to those securities, as of the of the reporting period.

Securities Lending Transactions
Overnight and Continuous	Asset Class out on Loan	Investments Purchased with Cash Proceeds from Securities Lending	Collateral Pledged (From) Counterparty^	Net Exposure
Hood River Small-Cap Growth Fund	Common Stock	$ 22,863,114	$ (22,863,114)	$ -

The Fund paid no securities lending fees to U.S. Bank, N.A. during the period.

^	As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan. Refer to the
Fund's Schedule of Investments for details on the securities out on loan.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*/s/ Douglas J. Neilson
                                             Douglas J. Neilson, President

Date                                                 5/7/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas J. Neilson
                                              Douglas J. Neilson, President

Date                                                 5/7/2018

By (Signature and Title)* /s/ Matthew J. McVoy
                                              Matthew J. McVoy, Treasurer

Date                                                 5/7/2018

* Print the name and title of each signing officer under his or her signature.